Income Taxes, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Items Giving Rise to Deferred Tax Assets [Abstract]
Allowance for loan losses	$ 1,410	$ 1,557
Deferred compensation	2,007	1,822
Deferred loan fees/costs	148	136
Other real estate owned	0	1
Accrued bonus	286	212
Purchase accounting adjustments	2	18
Net operating loss	82	99
Lease liability	324	235
Nonaccrual interest income	174	0
Other	275	339
Items Giving Rise to Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(104)	(100)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(188)	(647)
Prepaid expenses	(205)	(202)
Depreciation and amortization	(783)	(894)
Right-of-use asset	(324)	(235)
Net deferred tax asset	2,428	$ 1,665
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 391
Operating loss carryforwards, expiration date	Dec. 31, 2026